Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 8. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31, 2020	As of December 31, 2019

Accounting software	$7,650	$7,155
Less: accumulated amortization	(6,844)	(5,215)
Intangible assets, net	$806	$1,940

Amortization expense was $476, $1,448 and $1,538, respectively, for the years ended December 31, 2020, 2019, 2018.